Interim condensed consolidated statement of changes in equity - EUR (€) € in Thousands	Share capital Capital increase February 2024	Share capital Capital increase June 2024	Share capital	Share premium Capital increase February 2024	Share premium Capital increase June 2024	Share premium	Treasury shares	Hedging reserves	Cost of hedging reserves	Foreign currency translation reserve	(Accumulated losses)/retained earnings	Capital increase February 2024	Capital increase June 2024	Total
Beginning of the period at Dec. 31, 2023			€ 41,839			€ 952,858		€ (17,938)	€ (3,621)	€ (6,724)	€ (7,373)			€ 959,041
Profit for the period											153			153
Other comprehensive income for the period								16,719	6,184	16,077				38,980
Total comprehensive profit for the period								16,719	6,184	16,077	153			39,133
Capital increase	€ 5,301	€ 4		€ 149,567	€ 84							€ 154,868	€ 88
Costs incurred in connection with capital increase				€ (2,506)								€ (2,506)
Share-based payments											691			691
Ending of the period at Jun. 30, 2024			47,144			1,100,003		(1,219)	2,563	9,353	(6,529)			1,151,315
Beginning of the period at Dec. 31, 2024			47,144			1,099,495	€ (1,283)	(3,332)	5,131	27,381	59,358			1,233,894
Profit for the period											167,733			167,733
Other comprehensive income for the period								(24,551)	(5,535)					(30,086)
Total comprehensive profit for the period								(24,551)	(5,535)		167,733			137,647
Share-based payments											1,102			1,102
Treasury shares							(1,716)							(1,716)
Ending of the period at Jun. 30, 2025			€ 47,144			€ 1,099,495	€ (2,999)	€ (27,883)	€ (404)	€ 27,381	€ 228,193			€ 1,370,927